Other financial assets and liabilities - Liabilities related to the concession grant (Details) $ in Millions		1 Months Ended	12 Months Ended
	Oct. 28, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) item project km
Ifrs Statement [Line Items]
Extension term for concessions		30 years
Liabilities related to the concession grant		$ 2,312	$ 2,196
Prepayment of part of concession agreements	$ 367
Financial guarantee coverage			$ 180
Concessions grants
Ifrs Statement [Line Items]
Extension term for concessions			30 years
Liabilities related to the concession grant		$ 542	$ 586
Discount rate		11.04%	11.04%
Midwest Integration Railway ("FICO")
Ifrs Statement [Line Items]
Liabilities related to the concession grant		$ 1,306	$ 1,206
Discount rate		2.59%	5.11%
Area to Be Constructed | km			383
Construction Period			6 years
Infrastructure program
Ifrs Statement [Line Items]
Liabilities related to the concession grant		$ 264	$ 342
Discount rate		3.08%	5.22%
Number of separate projects designed to improve safety and reduce trespass | project			450
Infrastructure program | Maximum
Ifrs Statement [Line Items]
Number of municipalities that will be benefited by program | item			33
Infrastructure program | Minimum
Ifrs Statement [Line Items]
Number of municipalities that will be benefited by program | item			25
West-East Integration Railway ("FIOL")
Ifrs Statement [Line Items]
Liabilities related to the concession grant		$ 200	$ 62
Discount rate		2.67%	5.75%